Description of Business and Summary of Significant Accounting Policies - Schedule of Amortization of Intangible Assets Estimated Useful Lives (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member] | Software/ Developed Technology [Member]
Intangible assets estimated useful lives	10 years	10 years